Investment Objectives and Goals - Tuttle Capital Heavy Assets Low Obsolescence ETF	May 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Heavy Assets Low Obsolescence ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Tuttle Capital Heavy Assets Low Obsolescence ETF (the “Fund”) seeks to provide investment results, before fees and expenses, that correspond generally to the total return performance of the Tuttle Capital Heavy Assets Low Obsolescence Index (the “Index”).